Financial Instruments - Non-Derivative (Details) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents
Investments in Financial Instruments
Assets	$ 51,130,992	$ 25,828,215
Assets at fair value	51,130,992	25,828,215
Trade notes and accounts receivable, net
Investments in Financial Instruments
Assets	8,457,302	13,093,011
Assets at fair value	8,457,302	13,093,011
Long-term loan and interest receivable from GTAC
Investments in Financial Instruments
Assets	853,163	755,973
Assets at fair value	857,006	760,143
Open-Ended Fund
Investments in Financial Instruments
Assets	773,209	945,176
Assets at fair value	773,209	945,176
Publicly traded equity instruments
Investments in Financial Instruments
Assets	2,611,053	3,517,711
Assets at fair value	2,611,053	3,517,711
Other equity instruments
Investments in Financial Instruments
Assets		1,607,969
Assets at fair value		1,607,969
Senior Notes due 2025, 2032 and 2040
Investments in Financial Instruments
Liabilities	22,717,196	30,754,650
Liabilities at fair value	24,313,064	39,592,552
Senior Notes due 2045
Investments in Financial Instruments
Liabilities	17,321,136	20,503,100
Liabilities at fair value	14,975,508	24,205,140
Senior Notes due 2037 and 2043
Investments in Financial Instruments
Liabilities	11,000,000	11,000,000
Liabilities at fair value	8,087,840	8,722,100
Senior Notes due 2026 and 2046
Investments in Financial Instruments
Liabilities	23,371,200	24,603,720
Liabilities at fair value	23,287,882	31,714,380
Senior Notes Due 2049
Investments in Financial Instruments
Liabilities	13,675,853	15,377,325
Liabilities at fair value	12,199,681	19,307,154
Notes due 2027
Investments in Financial Instruments
Liabilities	4,500,000	4,500,000
Liabilities at fair value	4,238,640	4,509,405
Long-term loans payable to Mexican banks
Investments in Financial Instruments
Liabilities	13,650,000	20,260,404
Liabilities at fair value	13,775,125	20,417,854
Lease liabilities.
Investments in Financial Instruments
Liabilities	8,369,072	9,680,559
Liabilities at fair value	$ 8,497,104	$ 9,830,878